Shareholder Report, Average Annual Return (Details)	12 Months Ended	49 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
C000229338
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory/Strategy Benchmark
Without Sales Load [Member] | C000229338
Average Annual Return [Line Items]
Average Annual Return, Percent	6.24%	(0.20%)
T. Rowe Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.15%)